Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
The company's provision for (recovery of) income taxes
The company’s provision for income taxes for the years ended December 31 were comprised as follows:

	2020	2019
Current income tax:
Current year expense	172.6	175.0
Adjustments to prior years’ income taxes	(23.8)	2.7
	148.8	177.7
Deferred income tax:
Origination and reversal of temporary differences	51.1	87.5
Adjustments to prior years' deferred income taxes	15.4	(17.1)
Other	(8.6)	13.4
	57.9	83.8

Provision for income taxes	206.7	261.5

Earnings before income taxes by jurisdiction	The company’s earnings (loss) before income taxes by jurisdiction and the associated provision for income taxes for the years ended December 31 are summarized in the following table:

	2020					2019
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total

Earnings (loss) before income taxes	212.6	(110.8)	(221.4)	363.7	244.1	183.4	848.0	244.7	956.6	2,232.7
Provision for income taxes	121.0	31.4	5.7	48.6	206.7	79.3	23.5	24.0	134.7	261.5
Net earnings (loss)	91.6	(142.2)	(227.1)	315.1	37.4	104.1	824.5	220.7	821.9	1,971.2
(1)    Includes Fairfax India and Fairfax Africa (deconsolidated on December 8, 2020).
(2)    Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that certain operations of Odyssey Group conduct business outside of the U.S.), U.S. Run-off and other associated holding company results.
(3)    Principally comprised of Brit, European Run-off (deconsolidated on March 31, 2020) and other associated holding company results.
(4)    Includes primarily companies in India, Asia, Europe (excluding the U.K.) and Allied World (the majority of Allied World's net earnings (loss) is sourced from outside the U.S. and the U.K.).

Reconciliations of the provision for (recovery of) income taxes
Reconciliations of the provision for income taxes calculated at the Canadian statutory income tax rate to the provision for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2020	2019
Canadian statutory income tax rate	26.5%	26.5%

Provision for income taxes at the Canadian statutory income tax rate	64.7	591.7
Non-taxable investment income	(108.3)	(56.6)
Tax rate differential on income and losses outside Canada	5.2	(209.5)
Change in unrecorded tax benefit of losses and temporary differences	172.8	(90.7)
Change in tax rate for deferred income taxes	(5.7)	0.5
Recovery relating to prior years	(8.4)	(14.4)
Foreign exchange effect	40.9	(3.7)
Other including permanent differences	45.5	44.2
Provision for income taxes	206.7	261.5

Income taxes refundable and payable	Income taxes refundable and payable were as follows:

	December 31, 2020	December 31, 2019
Income taxes refundable	88.7	169.0
Income taxes payable	(64.5)	(78.4)
Net income taxes refundable	24.2	90.6

Changes net income taxes (payable) refundable
Changes in net income taxes refundable during the years ended December 31 were as follows:

	2020	2019
Balance - January 1	90.6	72.2
Amounts recorded in the consolidated statements of earnings	(148.8)	(177.7)
Payments made during the year	63.3	178.9
Acquisitions of subsidiaries (note 23)	(0.3)	6.7
Assets held for sale (note 23)	—	(17.1)
Liabilities associated with assets held for sale (note 23)	—	29.6
Deconsolidation of non-insurance subsidiary (note 23)	7.6	—
Foreign exchange effect and other	11.8	(2.0)
Balance - December 31	24.2	90.6

Changes in net deferred income tax asset
Changes in the net deferred income tax asset during the years ended December 31 were as follows:

	2020
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1	119.2	145.3	119.9	(96.9)	(428.2)	128.0	211.0	177.6	375.9
Amounts recorded in the consolidated statement of earnings	105.0	22.5	21.8	(19.3)	37.9	(110.8)	(36.0)	(79.0)	(57.9)
Amounts recorded in total equity	0.4	—	—	—	—	0.6	—	25.1	26.1
Acquisitions of subsidiaries (note 23)	(0.1)	—	—	—	—	—	0.1	6.0	6.0
Deconsolidation of non-insurance subsidiary (note 23)	(0.5)	—	—	—	—	—	—	2.3	1.8
Foreign exchange effect and other	12.3	1.0	—	0.1	0.8	6.1	(0.3)	(14.4)	5.6
Balance - December 31	236.3	168.8	141.7	(116.1)	(389.5)	23.9	174.8	117.6	357.5

	2019
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1	107.4	134.7	96.8	(81.1)	(419.6)	314.9	118.9	225.9	497.9
Amounts recorded in the consolidated statement of earnings	(11.7)	8.8	23.1	(16.0)	28.3	(181.0)	92.5	(27.8)	(83.8)
Amounts recorded in total equity	2.5	—	—	—	—	(11.4)	—	35.3	26.4
Acquisitions of subsidiaries (note 23)	22.9	—	—	—	(29.5)	—	—	(58.3)	(64.9)
Assets held for sale (note 23)	—	—	—	—	—	0.8	—	(3.0)	(2.2)
Foreign exchange effect and other	(1.9)	1.8	—	0.2	(7.4)	4.7	(0.4)	5.5	2.5
Balance - December 31	119.2	145.3	119.9	(96.9)	(428.2)	128.0	211.0	177.6	375.9